DEBT AND LINES OF CREDIT	12 Months Ended
Jan. 02, 2016
DEBT AND LINES OF CREDIT
DEBT AND LINES OF CREDIT

NOTE 10:  DEBT AND LINES OF CREDIT

Long-term debt consisted of the following:

In thousands	January 2, 2016	January 3, 2015
Term Loan credit facility, due April 2021(a)	$393,431	$396,158
ABL Facility	—	6,000
Capital lease obligations	8,126	8,585

Total debt	401,557	410,743
Less: Short-term borrowings(b)	4,514	10,459

Long-term debt	$397,043	$400,284

(a)	The balance as of January 2, 2016 and January 3, 2015 included an unamortized debt discount of $1.6 million and $1.8 million, respectively.
(b)

At January 2, 2016, the balance consisted of $4.0 million of Term Loan amortization payments and obligations under capital leases. At January 3, 2015, the balance consisted of $4.0 million of Term Loan amortization payments, outstanding borrowings under the Company's amended and restated revolving credit facility (as amended to date, the "ABL Facility") and obligations under capital leases.

Senior Notes

On April 14, 2014, the Company redeemed $37.2 million aggregate principal amount of its former 10.5% Senior Secured Notes due April 2019 (the "Senior Notes") at a price equal to 103.0% of their aggregate principal amount, plus accrued interest using cash on hand. On May 12, 2014, the Company redeemed the remaining $334.8 million aggregate principal amount of the Senior Notes at a price equal to 105.25% of their aggregate principal amount, plus accrued interest, with the proceeds from the issuance of term loans in an aggregate principal amount of $400.0 million (collectively, the "Term Loan"). The Company recognized a $16.9 million loss on extinguishment of debt related to these transactions in the second quarter of 2014.

Term Loan

On April 10, 2014, the Company entered into a term loan credit agreement (the "Term Loan Credit Agreement"), which provides for the Term Loan in an aggregate principal amount of $400.0 million, maturing in April 2021. The Term Loan is subject to amortization payments of $1.0 million per quarter, which commenced on October 1, 2014, with the balance due at maturity. Interest on the outstanding principal amount of the Term Loan accrues at a rate equal to LIBOR (with a floor of 1.0%) plus 3.0% per annum, payable in cash. The Term Loan was funded on May 12, 2014, and the Company used $354.8 million of the net proceeds of $392.0 million from the Term Loan to redeem the Company's remaining outstanding Senior Notes on May 12, 2014, as discussed above. The Term Loan and other obligations under the Term Loan Credit Agreement are guaranteed by certain of the Company's restricted subsidiaries (the "Guarantors"), which include (i) all of the Company's existing material domestic restricted subsidiaries, (ii) all future wholly owned restricted subsidiaries of the Company (other than foreign subsidiaries, CFCs, CFC holding companies and subsidiaries of any of the foregoing and certain immaterial subsidiaries) and (iii) all future non-wholly owned restricted subsidiaries of the Company that guarantee capital markets debt securities or term indebtedness of the Company or any Guarantor.

The Term Loan Credit Agreement permits the Company to incur, from time to time, additional incremental term loans under the Term Loan Credit Agreement (subject to obtaining commitments for such term loans) and other pari passu lien indebtedness, subject to an overall limit of $100.0 million plus such additional amount that would cause the Company's consolidated net total secured debt ratio not to exceed 3.75 to 1.0 on a pro forma basis. Any such incremental term loans and other pari passu lien indebtedness are permitted to share in the collateral described below on a pari passu basis with the Term Loan. The Term Loan may be prepaid, at the Company's option, in whole or in part, at any time at par plus accrued interest; provided that if the Term Loan is prepaid or refinanced in connection with a repricing transaction within six months after the initial borrowing, a 1.0% penalty is applicable.

Subject to certain permitted liens and other exclusions and exceptions, the Term Loan is secured (i) on a first-priority basis by a lien on the Company's KATE SPADE trademarks and certain related rights owned by the Company and the Guarantors (the "Term Priority Collateral") and (ii) by a second-priority security interest in the Company's and the Guarantors' other assets (the "ABL Priority Collateral" and together with the Term Priority Collateral, the "Collateral"), which secure the Company's ABL Facility on a first-priority basis.

The Term Loan is required to be prepaid in an amount equal to 50.0% of the Company's Excess Cash Flow (as defined in the Term Loan Credit Agreement) with respect to each fiscal year ending on or after January 2, 2016. The percentage of Excess Cash Flow that must be so applied is reduced to 25.0% if the Company's consolidated net total debt ratio is less than 2.75 to 1.0 and to 0% if the Company's consolidated net total debt ratio is less than 2.25 to 1.0. Lenders may elect not to accept mandatory prepayments.

The Term Loan Credit Agreement limits the Company's and restricted subsidiaries' ability to, among other things, incur indebtedness, make dividend payments or other restricted payments, create liens, sell assets (including securities of the Company's restricted subsidiaries), permit certain restrictions on dividends and transfers of assets by the Company's restricted subsidiaries, enter into certain types of transactions with shareholders and affiliates and enter into mergers, consolidations or sales of all or substantially all of the Company's assets, in each case subject to certain designated exceptions and qualifications. The Term Loan Credit Agreement also contains certain affirmative covenants and events of default that are customary for credit agreements governing term loans.

ABL Facility

In May 2014, the Company terminated its prior revolving credit agreement and completed a fourth amendment to and restatement of the ABL Facility, which extended the maturity date of the facility to May 2019. Availability under the ABL Facility shall be an amount equal to the lesser of $200.0 million and a borrowing base that is computed monthly and comprised of the Company's eligible cash, accounts receivable and inventory. The ABL Facility also includes a swingline subfacility of $30.0 million, a multicurrency subfacility of $35.0 million and the option to expand the facility by up to $100.0 million under certain specified conditions. A portion of the ABL Facility up to $125.0 million is available for the issuance of letters of credit, and standby letters of credit may not exceed $40.0 million in the aggregate. The ABL Facility allows two borrowing options: one borrowing option with interest rates based on euro currency rates and a second borrowing option with interest rates based on the alternate base rate, as defined in the ABL Facility, with a spread based on the aggregate availability under the ABL Facility.

The ABL Facility is guaranteed by substantially all of the Company's current domestic subsidiaries, certain of the Company's future domestic subsidiaries and certain of the Company's foreign subsidiaries. The ABL Facility is secured by a first-priority lien on substantially all of the assets of the Company and the other borrowers and guarantors (other than certain trademark collateral in which the lenders under the Term Loan Credit Agreement have a first-priority lien, which trademark collateral secures the obligations under the ABL Facility on a second-priority lien basis).

The ABL Facility limits the Company's, and its restricted subsidiaries' ability to, among other things, incur additional indebtedness, create liens, undergo certain fundamental changes, make investments, sell certain assets, enter into hedging transactions, make restricted payments and pay certain indebtedness, enter into transactions with affiliates, permit certain restrictions on dividends and transfers of assets by the Company's restricted subsidiaries and enter into sale and leaseback transactions. These covenants are subject to important exceptions and qualifications, and many of the covenants are subject to an exception based on meeting the fixed charge coverage ratio and/or certain minimum availability tests. The ABL Facility also contains representations and warranties (some of which are brought down to the time of each borrowing made), affirmative covenants and events of default that are customary for asset-based revolving credit agreements.

In addition, the terms and conditions of the ABL Facility: (i) provide for a decrease in fees and interest rates compared to the Company's previous asset-based revolving loan facility (including eurocurrency spreads of 1.50% to 2.00% over LIBOR, depending on the level of aggregate availability), (ii) require the Company to maintain pro forma compliance with a fixed charge coverage ratio of 1.0:1.0 on a trailing four-quarter basis if availability under the ABL Facility for three consecutive business days falls below the greater of $15.0 million and 10.0% of the lesser of the aggregate commitments and the borrowing base and (iii) require the Company to apply substantially all cash collections to reduce outstanding borrowings under the ABL Facility if availability under the ABL Facility for three consecutive business days falls below the greater of $20.0 million and 12.5% of the lesser of the aggregate commitments and the borrowing base.

The funds available under the ABL Facility may be used for working capital and for general corporate purposes. The Company currently believes that the financial institutions under the ABL Facility are able to fulfill their commitments, although such ability to fulfill commitments will depend on the financial condition of the Company's lenders at the time of borrowing.

As of January 2, 2016, availability under the Company's ABL Facility was as follows:

In thousands	Total Facility(a)	Borrowing Base(a)	Outstanding Borrowings	Letters of Credit Issued	Available Capacity	Excess Capacity(b)
ABL Facility(a)	$200,000	$290,969	$—	$10,512	$189,488	$169,488

(a)	Availability under the ABL Facility is the lesser of $200.0 million or a borrowing base that is computed monthly and comprised of the Company's eligible cash, accounts receivable and inventory.
(b)	Excess capacity represents available capacity reduced by the minimum required aggregate borrowing availability under the ABL Facility of $20.0 million.

Capital Lease Obligations

In the second quarter of 2013, the Company entered into a sale-leaseback agreement for its office building in North Bergen, NJ, which included a sale price of $8.7 million and total lease payments of $26.9 million over a 12-year lease term. The Company's capital lease obligations of $8.1 and $8.6 million as of January 2, 2016 and January 3, 2015, respectively, included $0.5 million within Short-term borrowings on the accompanying Consolidated Balance Sheets.